Summary of Significant Accounting Policies (Property and Equipment Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	8 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	10 years
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	5 years
Computer and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	3 years
Computer and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	5 years